Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
11.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, cash held at banks or online payment platforms, which have original maturities of three months or less.

Cash on hand and cash held at banks or online payment platforms as of December 31, 2024 and 2025 primarily consist of the following currencies:

	December 31, 2024		December 31, 2025
(In thousands)	Original currency	US$ equivalent	Original currency	US$ Equivalent
US$	11,351	11,351	10,437	10,437
RMB	107,405	14,941	124,125	17,659
JPY	212,945	1,369	226,354	1,442
HKD	4,450	573	9,391	1,207
Others		1,823		2,086
Total		30,057		32,831